SHARE-BASED COMPENSATION - Compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Total.	$ 3,823	$ 1,483	$ 1,530
2019 Plan
SHARE-BASED COMPENSATION
Total unrecognized employee share-based compensation expense	$ 0
Recognized over a weighted-average period	0 years
2020 Plan
SHARE-BASED COMPENSATION
Total unrecognized employee share-based compensation expense	$ 687
Recognized over a weighted-average period	6 months
2022 performance incentive plan
SHARE-BASED COMPENSATION
Total unrecognized employee share-based compensation expense	$ 3,406
Recognized over a weighted-average period	1 year 4 months 6 days
Research and development
SHARE-BASED COMPENSATION
Total.	$ 1,716	818	52
General and administrative
SHARE-BASED COMPENSATION
Total.	$ 2,107	$ 665	$ 1,478